Note 20 - Other (Income) Expenses, Net (Tables)	12 Months Ended
Oct. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Years ended October 31	2013	2012	2011
Research and development	$6,706	$6,552	$5,629
Foreign exchange (gain) loss(a)	(4,337)	(832)	4,336
Gain on sale of investments	(814)	-	(1,691)
Pension settlement loss(Note 24)	7,003	-	-
Litigation settlement (gain) loss, net (b)(Note 27)	(42,488)	24,058	-
Other(c)	47	2,263	275
Other (income) expenses, net	$(33,883)	$32,041	$8,549